FORWARD FUNDS

433 California Street, 11th Floor

San Francisco, CA 94104

November 1, 2005

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:    The Forward Funds (File Nos. 33-48940/ 811-6722)

Dear Sir/Madam:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectus that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on October 27, 2005 as part of the most recent update to the Registrant’s registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on October 27, 2005. If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (415) 869-6317.

Very truly yours,

/s/ Mary Curran
Mary Curran
Secretary